Shareholder Fees	Oct. 31, 2020
Prospectus #1 | Delaware Diversified Income Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[1]
Prospectus #1 | Delaware Diversified Income Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
Prospectus #1 | Delaware Diversified Income Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[1]
Prospectus #1 | Delaware Diversified Income Fund | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[1]
Prospectus #1 | Delaware Diversified Income Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[1]
Prospectus #2 | Delaware U.S. Growth Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[2]
Prospectus #2 | Delaware U.S. Growth Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[2]
Prospectus #2 | Delaware U.S. Growth Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[2]
Prospectus #2 | Delaware U.S. Growth Fund | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[2]
Prospectus #2 | Delaware U.S. Growth Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[2]

[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[2]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).